Cash, Cash Equivalents and Short-term Investments	12 Months Ended
Dec. 31, 2019
Cash, Cash Equivalents and Short-term Investments
Cash, Cash Equivalents and Short-term Investments

3. Cash, Cash Equivalents and Short-term Investments

Cash, cash equivalents and short-term investments consist of the following:

	As of December 31,
	2018	2019
	(In thousands)
Cash and cash equivalents:
Cash	$1,234,596	$1,452,985

Short-term investments:
Bank time deposits	591,269	951,235

Total cash, cash equivalents and short-term investments	$1,825,865	$2,404,220

The carrying amounts of cash, cash equivalents and short-term investments approximate fair value. Interest income was $19.5 million, $58.0 million and $85.4 million for the years ended December 31, 2017, 2018 and 2019, respectively. The maturity dates for the time deposits were within one year.